Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2026
Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION
Changes in non-cash working capital items are as follows:

Year ended	March 31,
	2026	2025
	$	$
Accounts receivable and other receivables	22,849	9,514
Unbilled revenues	(17,821)	844
Tax credits receivable	(1,293)	702
Prepaids	(1,615)	(1,222)
Other assets	286	940
Accounts payable and accrued liabilities	(12,969)	1,150
Deferred revenues	(411)	(1,707)
	(10,974)	10,221

During the year ended March 31, 2026, non-cash investing and financing activities included additions to right-of-use assets and lease liabilities in the amount of $802,000 (2025 - $965,000).